	NICHOLAS FUND, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED)
AS OF JUNE 30, 2024

SHARES OR
PRINCIPAL
AMOUNT		VALUE
COMMON STOCKS -- 96.90%
	Communication Services - Media & Entertainment -- 6.55%
1,170,885	Alphabet Inc. Class C	$214,763,727
586,050	Trade Desk, Inc. Class A*	57,239,503
		272,003,230

	Consumer Discretionary -
	Consumer Discretionary Distribution & Retail -- 10.10%
755,110	Amazon.com, Inc.*	145,925,007
229,105	Home Depot, Inc.	78,867,105
83,176	O'Reilly Automotive, Inc.*	87,838,847
657,130	TJX Companies Inc	72,350,013
88,800	Ulta Beauty Inc.*	34,265,256
		419,246,228

	Consumer Discretionary - Consumer Services -- 3.57%
954,500	Chipotle Mexican Grill, Inc.*	59,799,425
178,045	McDonald's Corporation	45,372,988
554,560	Starbucks Corporation	43,172,496
		148,344,909

	Consumer Staples - Consumer Staples Distribution & Retail -- 2.15%
105,000	Costco Wholesale Corporation	89,248,950

	Consumer Staples – Food, Beverage & Tobacco -- 2.47%
195,000	Constellation Brands, Inc. Class A	50,169,600
288,145	Kellanova	16,620,203
545,040	Mondelez International, Inc. Class A	35,667,418
		102,457,221

	Energy - Energy -- 1.19%
1,700,000	Enterprise Products Partners L.P.	49,266,000

	Financials - Banks -- 1.10%
226,415	JPMorgan Chase & Co.	45,794,698

	Financials - Financial Services -- 9.51%
491,620	Fiserv, Inc.*	73,271,045
506,382	Global Payments Inc.	48,967,139
395,000	Intercontinental Exchange, Inc.	54,071,550
171,510	Mastercard Incorporated Class A	75,663,352
164,740	S&P Global, Inc.	73,474,040
265,030	Visa Inc. Class A	69,562,424
		395,009,550

	Financials - Insurance -- 1.61%
227,270	Aon Plc Class A	66,721,927

	Health Care - Health Care Equipment & Services -- 8.43%
605,000	Alcon AG	53,893,400
896,610	Boston Scientific Corporation*	69,047,936
610,160	DexCom, Inc.*	69,179,941
183,615	Laboratory Corporation of America Holdings	37,367,489
163,895	Stryker Corporation	55,765,274
126,970	UnitedHealth Group Incorporated	64,660,742
		349,914,782

	Health Care – Pharmaceuticals, Biotechnology & Life Sciences -- 7.59%
832,410	Astrazeneca PLC Sponsored ADR	64,919,656
81,395	Eli Lilly and Company	73,693,405
383,977	Merck & Co., Inc.	47,536,353
1,128,695	Sanofi Sponsored ADR	54,764,281
134,363	Thermo Fisher Scientific Inc.	74,302,739
		315,216,434

	Industrials - Capital Goods -- 4.76%
1,005,000	Fastenal Company	63,154,200
650,000	Fortive Corp.	48,165,000
235,705	Honeywell International Inc.	50,332,446
151,040	Illinois Tool Works Inc.	35,790,438
		197,442,084

	Industrials - Commercial & Professional Services -- 4.10%
93,855	Cintas Corporation	65,722,902
1,071,010	Copart, Inc.*	58,005,902
266,240	Waste Connections, Inc.	46,687,846
		170,416,650

	Information Technology - Semiconductors &
	Semiconductor Equipment -- 8.21%
291,626	Advanced Micro Devices, Inc.*	47,304,654
50,895	KLA Corporation	41,963,436
38,365	Lam Research Corporation	40,852,970
797,705	NVIDIA Corporation	98,548,476
372,750	Skyworks Solutions, Inc.	39,727,695
373,740	Texas Instruments Incorporated	72,703,642
		341,100,873

	Information Technology - Software & Services -- 20.01%
171,940	Accenture Plc Class A	52,168,315
153,640	Adobe Incorporated*	85,353,166
238,315	Atlassian Corp Class A*	42,153,157
158,260	Cadence Design Systems, Inc.*	48,704,515
46,850	CrowdStrike Holdings, Inc. Class A*	17,952,451
456,475	Microsoft Corporation	204,021,501
133,550	Palo Alto Networks, Inc.*	45,274,786
80,000	Roper Technologies, Inc.	45,092,800
283,220	Salesforce, Inc.	72,815,862

89,140	ServiceNow, Inc.*	70,123,764
196,365	Snowflake, Inc. Class A*	26,526,948
97,030	Synopsys, Inc.*	57,738,672
280,695	Workday, Inc. Class A*	62,752,174
		830,678,111

	Information Technology - Technology Hardware & Equipment -- 2.96%
583,760	Apple Inc.	122,951,531

	Materials - Materials -- 2.59%
202,240	Sherwin-Williams Company	60,354,483
190,310	Vulcan Materials Company	47,326,291
		107,680,774

	TOTAL COMMON STOCKS
	(cost $1,806,445,415)	4,023,493,952

SHORT-TERM INVESTMENTS -- 3.15%
	Money Market Deposit Account – 0.62%
$25,584,304	U.S. Bank Money Market - 5.240%	25,584,304

	Money Market Fund - 1.33%
55,000,000	Morgan Stanley Liquidity Funds Government Portfolio
	(Institutional Class), 7-day net yield, 5.20%	55,000,000

	U.S. Government Security - 1.20%
50,000,000	U.S. Treasury Bill 07/02/2024, 1.777%	49,992,722

	TOTAL SHORT-TERM INVESTMENTS
	(cost $130,577,068)	130,577,026

	TOTAL INVESTMENTS
	(cost $1,937,022,483) - 100.05%	4,154,070,978

	LIABILITIES, NET OF OTHER ASSETS - (0.05)%	(1,947,445)

	TOTAL NET ASSETS
	(basis of percentages disclosed above) - 100%	$4,152,123,533

* Non-income producing security.

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Accounting Standards Codification 820-10.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

     Level 1 - quoted prices in active markets for identical investments

     Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2024, in valuing the Fund’s investments carried at value:

Investments
Valuation Inputs	in Securities
Level 1
Common Stocks(1)	$4,023,493,952
Money Market Deposit Account	25,584,304
Money Market Fund	55,000,000
Level 2
U.S. Government Security	49,992,722
Level 3
None	—
Total	$4,154,070,978

(1) See Schedule above for further detail by industry.